Related Party Transactions - Due to Related party (Details) - Related Party ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Related party transactions
Amounts due to related parties	¥ 234,683	$ 33,054	¥ 49,138
Shanghai Mingyu Barcode Technology Ltd.
Related party transactions
Amounts due to related parties	28,924		20,249
Tonglu Antong Management LLP
Related party transactions
Amounts due to related parties			28,887
ZTO Supply Chain Management Co., Ltd.
Related party transactions
Amounts due to related parties	149,495
ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries
Related party transactions
Amounts due to related parties	16,415
Zhongtong Yunleng Network Technology (Zhejiang) Co., LTD and its subsidiaries
Related party transactions
Amounts due to related parties	14,988
Others
Related party transactions
Amounts due to related parties	¥ 24,861		¥ 2